Trade Accounts Receivable (Details) - Schedule of analysis of trade receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable (Details) - Schedule of analysis of trade receivables [Line Items]
Trade receivables	$ 3,771,492
Days (0-150) [Member]
Trade Accounts Receivable (Details) - Schedule of analysis of trade receivables [Line Items]
Trade receivables	2,935,830
Days (151-365) [Member]
Trade Accounts Receivable (Details) - Schedule of analysis of trade receivables [Line Items]
Trade receivables	835,662
Over 365 days [Member]
Trade Accounts Receivable (Details) - Schedule of analysis of trade receivables [Line Items]
Trade receivables